REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS (Tables)	12 Months Ended
Dec. 31, 2024
REORGANIZATION UNDER COMMON CONTROL ADJUSTMENT OF THE FINANCIAL STATEMENTS IN PRIOR PERIODS
Schedules of financial statements in prior period

	31 December 2023
	Prior to	Effect of	After
	reorganization	reorganization	reorganization
	VND million	VND million	VND million
Total assets	131,628,647	15,229,074	146,857,721
Total liabilities	(197,597,217)	(14,672,219)	(212,269,436)

	2022
	Prior to	Effect of	After
	reorganization	reorganization	reorganization
	VND million	VND million	VND million
Net loss for the year	(49,848,870)	(3,109,827)	(52,958,697)